Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 14,395	$ 14,457	$ 28,843	$ 29,577
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	6,508	6,654	12,480	12,558
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,371	1,820	3,029	3,535
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	5,581	5,137	11,529	11,786
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 935	$ 846	$ 1,805	$ 1,698